Related Party Disclosures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Contribution to NCLC	$ 460.0
Genting Hk
Related Party Transaction [Line Items]
Related party transaction, purchase price		259.3
Purchase price payment in cash		50.0
Remaining amount payable		209.3
Related party transaction, weighted-average interest rate		1.52%
Fair value		205.5
Related party transaction, imputed interest rate		2.26%
Amounts payable within fourteen days of IPO effective date		79.7
Percentage of ownership	43.40%	50.00%	[1]
Repayment in connection with the Norwegian Sky purchase agreement	79.7
Apollo Funds
Related Party Transaction [Line Items]
Percentage of ownership	32.50%	37.50%	[2]
TPG Viking Funds
Related Party Transaction [Line Items]
Percentage of ownership	10.80%	12.50%	[3]
Public Placement
Related Party Transaction [Line Items]
Percentage of ownership	13.30%
Star Cruise Management Limited
Related Party Transaction [Line Items]
Accrued commission fee		1.3
Crystal Aim Limited
Related Party Transaction [Line Items]
Payment to related party		0.5
Sabre Inc
Related Party Transaction [Line Items]
Commission fee paid		$ 3.7

[1]	Genting HK owns their ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
[2]	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
[3]	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).